(LOSS)/INCOME PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Net loss attributable to Golden Star shareholders	$ (67,434)	$ (18,123)
Weighted average shares outstanding-basic (in shares)	109.0	84.3
Loss per share attributable to Golden Star shareholders:
Basic (usd per share)	$ (0.62)	$ (0.21)
Diluted (usd per share)	$ (0.62)	$ (0.21)